7. EQUIPMENT, VEHICLES AND FURNITURE: Schedule of Equipment, Vehicles and Furniture (Details) - CAD ($)		12 Months Ended
		Jan. 31, 2019		Jan. 31, 2018
Equpment, Vehicles and Furniture, starting balance		$ 8,518	[1]	$ 8,645
Additions for period		(3,045)		(127)
Disposals for period		0		0
Equpment, Vehicles and Furniture, ending balance	[1]	5,473		8,518
Automobiles - Value at Cost
Equpment, Vehicles and Furniture, starting balance		67,320		67,320
Additions for period		0		0
Disposals for period		0		0
Equpment, Vehicles and Furniture, ending balance		67,320		67,320
Automobiles - Accumulated Depreciation
Equpment, Vehicles and Furniture, starting balance		(64,022)		(62,608)
Additions for period		(989)		(1,414)
Disposals for period		0		0
Equpment, Vehicles and Furniture, ending balance		(65,011)		(64,022)
Automobiles - Net book value
Equpment, Vehicles and Furniture, starting balance		3,298		4,712
Additions for period		(989)		(1,414)
Disposals for period		0		0
Equpment, Vehicles and Furniture, ending balance		2,309		3,298
Office furniture and equipment - Value at Cost
Equpment, Vehicles and Furniture, starting balance		23,397		23,397
Additions for period		0		0
Disposals for period		0		0
Equpment, Vehicles and Furniture, ending balance		23,397		23,397
Office furniture and equipment - Accumulated Depreciation
Equpment, Vehicles and Furniture, starting balance		(22,260)		(21,976)
Additions for period		(227)		(284)
Disposals for period		0		0
Equpment, Vehicles and Furniture, ending balance		(22,487)		(22,260)
Office furniture and equipment - Net book value
Equpment, Vehicles and Furniture, starting balance		1,137		1,421
Additions for period		(227)		(284)
Disposals for period		0		0
Equpment, Vehicles and Furniture, ending balance		910		1,137
Computer equipment - Value at Cost
Equpment, Vehicles and Furniture, starting balance		97,620		94,151
Additions for period		0		3,469
Disposals for period		0		0
Equpment, Vehicles and Furniture, ending balance		97,620		97,620
Computer equipment - Accumulated Depreciation
Equpment, Vehicles and Furniture, starting balance		(93,537)		(91,639)
Additions for period		(1,829)		(1,898)
Disposals for period		0		0
Equpment, Vehicles and Furniture, ending balance		(95,366)		(93,537)
Computer equipment - Net book value
Equpment, Vehicles and Furniture, starting balance		4,083		2,512
Additions for period		(1,829)		1,571
Disposals for period		0		0
Equpment, Vehicles and Furniture, ending balance		$ 2,254		$ 4,083

[1]	Note 7